UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10599
Investment Company Act File Number
Tax-Managed Small-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Aerospace & Defense — 3.1%
AAR Corp.(1)	47,700	$1,277,883
GeoEye, Inc.(1)	27,500	1,097,800

		$2,375,683

Building Products — 2.8%
A.O. Smith Corp.	51,450	$2,202,575

		$2,202,575

Chemicals — 2.5%
RPM International, Inc.	82,400	$1,930,632

		$1,930,632

Commercial Banks — 6.4%
First Midwest Bancorp, Inc.	70,300	$821,807
National Penn Bancshares, Inc.	119,900	978,384
Prosperity Bancshares, Inc.	40,500	1,638,225
Trustmark Corp.	64,700	1,552,153

		$4,990,569

Commercial Services & Supplies — 1.8%
Brink’s Co. (The)	52,900	$1,428,300

		$1,428,300

Communications Equipment — 1.5%
NETGEAR, Inc.(1)	33,200	$1,150,546

		$1,150,546

Construction & Engineering — 5.8%
Chicago Bridge & Iron Co. NV(1)	36,900	$1,213,641
Emcor Group, Inc.(1)	39,400	1,193,032
Tutor Perini Corp.	90,800	2,062,068

		$4,468,741

Containers & Packaging — 2.7%
AptarGroup, Inc.	42,900	$2,061,774

		$2,061,774

Electric Utilities — 7.6%
Cleco Corp.	70,100	$2,191,326
Portland General Electric Co.	80,200	1,791,668
Westar Energy, Inc.	75,900	1,935,450

		$5,918,444

Electrical Equipment — 2.1%
General Cable Corp.(1)	44,200	$1,635,842

		$1,635,842

Energy Equipment & Services — 4.7%
Bristow Group, Inc.(1)	35,800	$1,843,342
Oil States International, Inc.(1)	26,100	1,768,536

		$3,611,878

Food & Staples Retailing — 2.6%
BJ’s Wholesale Club, Inc.(1)	46,600	$2,047,604

		$2,047,604

Security	Shares	Value
Food Products — 3.7%
J & J Snack Foods Corp.	32,900	$1,397,263
Lancaster Colony Corp.	13,700	761,309
TreeHouse Foods, Inc.(1)	14,800	708,180

		$2,866,752

Health Care Equipment & Supplies — 3.9%
Teleflex, Inc.	29,900	$1,713,868
West Pharmaceutical Services, Inc.	33,600	1,343,664

		$3,057,532

Health Care Providers & Services — 3.6%
Magellan Health Services, Inc.(1)	26,200	$1,268,342
Owens & Minor, Inc.	51,450	1,519,318

		$2,787,660

Hotels, Restaurants & Leisure — 1.0%
Jack in the Box, Inc.(1)	36,700	$805,198

		$805,198

Insurance — 8.4%
Argo Group International Holding, Ltd.	54,700	$1,948,414
Aspen Insurance Holdings, Ltd.	66,700	2,004,335
Protective Life Corp.	48,500	1,337,145
Tower Group, Inc.	45,500	1,184,820

		$6,474,714

IT Services — 1.0%
MAXIMUS, Inc.	11,600	$787,060

		$787,060

Machinery — 4.2%
Barnes Group, Inc.	75,700	$1,500,374
Crane Co.	21,000	932,610
Wabtec Corp.	15,500	840,100

		$3,273,084

Oil, Gas & Consumable Fuels — 2.2%
Stone Energy Corp.(1)	72,200	$1,678,650

		$1,678,650

Professional Services — 2.1%
Towers Watson & Co., Class A	30,100	$1,641,353

		$1,641,353

Road & Rail — 4.2%
Arkansas Best Corp.	49,800	$1,272,390
Genesee & Wyoming, Inc., Class A(1)	16,800	869,400
Old Dominion Freight Line, Inc.(1)	33,600	1,080,912

		$3,222,702

Semiconductors & Semiconductor Equipment — 0.6%
AXT, Inc.(1)	44,700	$484,101

		$484,101

Software — 3.7%
JDA Software Group, Inc.(1)	69,900	$2,109,582
NetScout Systems, Inc.(1)	33,700	772,404

		$2,881,986

Specialty Retail — 5.7%
Buckle, Inc. (The)	24,700	$883,025
Children’s Place Retail Stores, Inc. (The)(1)	33,900	1,420,071
Dick’s Sporting Goods, Inc.(1)	20,800	750,672

Security	Shares	Value
Finish Line, Inc., Class A (The)	52,800	$812,592
hhgregg, Inc.(1)	31,000	568,230

		$4,434,590

Textiles, Apparel & Luxury Goods — 3.0%
Carter’s, Inc.(1)	44,600	$1,235,420
Hanesbrands, Inc.(1)	46,200	1,063,524

		$2,298,944

Thrifts & Mortgage Finance — 5.1%
Astoria Financial Corp.	93,800	$1,335,712
First Niagara Financial Group, Inc.	98,100	1,361,628
Washington Federal, Inc.	71,300	1,232,777

		$3,930,117

Total Common Stocks (identified cost $59,403,072)		$74,447,031

Short-Term Investments — 4.1%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/11	$3,150	$3,150,269

Total Short-Term Investments (identified cost $3,150,269)		$3,150,269

Total Investments — 100.1% (identified cost $62,553,341)		$77,597,300

Other Assets, Less Liabilities — (0.1)%		$(83,595)

Net Assets — 100.0%		$77,513,705

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,748,262

Gross unrealized appreciation	$15,305,713
Gross unrealized depreciation	(456,675)

Net unrealized appreciation	$14,849,038

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$74,447,031	$—	$—	$74,447,031
Short-Term Investments	—	3,150,269	—	3,150,269

Total Investments	$74,447,031	$3,150,269	$—	$77,597,300

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Small-Cap Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 24, 2011